EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2024 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares		1.2
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 40.03
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	16.4
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 40.03